NON-CURRENT ASSETS HELD FOR SALE (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) ha
Disclosure Of Noncurrent Assets Held For Sale [Abstract]
Number of hectares of forestry land held for sale | ha	80,489
Profit From Sale Of Noncurrent Assets | $	$ 229,866